Unaudited Condensed Consolidated Balance Sheets	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
CURRENT ASSETS
Cash and bank balances	$ 991,937	¥ 6,842,381	¥ 1,172,480
Restricted cash	4,225,000	29,144,050	35,523,810
Accounts receivable, net	897,200	6,188,887	16,930,876
Deposits, prepayments and other receivables	1,991,223	13,735,454	9,628,377
Inventories			441,904
Total current assets	8,105,360	55,910,772	63,697,447
NON-CURRENT ASSETS
Equity investments	5,979,530	41,246,798
Right-of-use assets	39,564	272,911	467,577
Deferred tax assets, net	404,722	2,791,769	4,249,503
Total non-current assets	6,423,816	44,311,478	4,717,080
Total assets	14,529,176	100,222,250	68,414,527
CURRENT LIABILITIES
Short-term bank borrowings	1,449,696	10,000,000	10,000,000
Accounts payable	234,562	1,618,011	9,413,410
Accruals and other payables	1,030,931	7,111,360	287,674
Other payables – related parties	440,407	3,037,926	2,934,083
Contract liabilities			69,776
Lease liabilities	39,564	272,911	371,879
Total current liabilities	3,195,160	22,040,208	23,076,822
NON-CURRENT LIABILITIES
Lease liabilities			95,698
Total non-current liabilities			95,698
Total liabilities	3,195,160	22,040,208	23,172,520
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares: US$0.0000625 par value, 800,000,000 shares authorized as of September 30, 2025 and March 31, 2026, 20,500,000 and 125,117,000 shares issued and outstanding as of September 30, 2025 and March 31, 2026, respectively	7,859	54,209	8,399
Additional paid in capital	15,620,527	107,750,394	66,212,597
Deferred stock compensation	(1,670,251)	(11,521,391)
Statutory reserves	243,466	1,679,428	1,679,428
Accumulated other comprehensive loss	(515,969)	(3,559,154)	(1,611,000)
Accumulated deficit	(2,351,616)	(16,221,444)	(21,047,417)
Total shareholders’ equity	11,334,016	78,182,042	45,242,007
Total liabilities and shareholders’ equity	$ 14,529,176	¥ 100,222,250	¥ 68,414,527